FT Vest Growth Strength & Target Income ETF Investment Strategy - FT Vest Growth Strength & Target Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will pursue its investment objectives by investing primarily in U.S. exchange-traded equity securities intended to track The Growth StrengthTM Index (the “Index”) and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the S&P 500® Index, or exchange-traded funds that track the S&P 500® Index (the "Underlying ETFs"). The Fund will not directly invest in the Underlying ETFs. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the "Index Provider"). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities and/or investments that provide exposure to securities of Growth Strength Companies (as defined below by the Index Provider) and investments intended to provide income to the Fund in the form of option premiums. “Growth Strength Companies” are those companies with strong balance sheets, a high degree of liquidity, the ability to generate earnings and cash flow growth and a record of financial strength and profit growth. For purposes of the Fund’s 80% investment policy described above, companies included in the Index will be considered Growth Strength Companies. Additionally, the notional value of the derivatives will be used for purposes of compliance with the Fund’s 80% investment policy. Vest Financial LLC is the Fund’s investment sub-advisor (“Vest” or the “Sub-Advisor”). In furtherance of its objectives, the Fund seeks to make distributions from stock dividends and option premiums at an annual rate that is approximately 8.0% (before fees and expenses) over the current annual dividend yield of the S&P 500® Index. The Fund also seeks a secondary objective of generating capital appreciation. The S&P 500® Index annual dividend yield for 2025 was 1.15%. However, that is not indicative of what the S&P 500® Index annual dividend yield may be in the future. It is expected that the Fund will distribute dividends and income from premiums to shareholders on a monthly basis. While the Fund seeks to make distributions that are above the current annual dividend yield of the S&P 500® Index, there is no guarantee that the Fund's distribution target will be achieved. The Fund does not seek to achieve any specific level of total return performance compared with the total return performance of the S&P 500® Index or the Index. Capital appreciation on the securities held by the Fund may be less than the capital appreciation of the S&P 500® Index (or an Underlying ETF) and the Index, and the total return performance of the Fund may be less than the total return performance of the S&P 500® Index (or an Underlying ETF) and the Index. In the event the value of the S&P 500® Index (or an Underlying ETF, as applicable) exceeds the strike price of the call options, the capital appreciation on such securities is expected to be less than the capital appreciation of the S&P 500® Index (or the Underlying ETF, as applicable). The equity securities held by the Fund will be selected by the portfolio managers with the goal of tracking the Index. The Index is designed to provide exposure to well-capitalized companies with strong market positions. The Index seeks to include 50 U.S. exchange-traded equity securities. The constituents and individual security weighting of the equity portfolio will be actively managed by the portfolio managers with the goal of tracking the Index. The Fund will seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. The call options sold by the Fund on the S&P 500® Index are anticipated to be cash settled European style options that can only be exercised at the expiration date. These call options will give the purchaser the right to receive from the seller (the Fund) a cash payment at the option expiration date equal to any positive difference between the value of the S&P 500® Index at the contract expiration and the strike price. In the event the S&P 500® Index appreciates above the strike price as of the expiration date of the written option and the buyer exercises the option, the Fund as the writer (seller) of the call option will have to pay the difference between the value of the S&P 500® Index and the strike price (which loss is partially offset by the premium initially received). In such a scenario the Fund will need to sell some of the equity securities it holds to make this payment. In the event the S&P 500® Index declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium. The call options sold by the Fund on an Underlying ETF are anticipated to be physically settled American style options which are exercisable any time prior to the expiration date. In the event the purchaser exercises these call options, the Fund is obligated to deliver shares of the Underlying ETF at the strike price. In such a scenario the Fund will need to sell some of the equity securities it holds to fund the purchase of the shares of the Underlying ETF it would deliver. In the event the Underlying ETF declines in value, the call option may end up worthless and the Fund as the writer (seller) of the call option retains the premium. Each week, the Fund compares the dividend income of the equity securities held by the Fund against the Fund’s target distribution and looks to bridge that difference with the premiums that come from selling call options. By combining premiums collected from the sale of calls with the dividend income of the equity securities, the Fund seeks to increase total income for investors while still participating in some of the growth potential from the price appreciation of the stocks held by the Fund. The call options written by the Fund will have expirations of less than 30 days, and will be typically written at-the-money. An at-the-money call option has a strike price that is approximately equal to the price of the S&P 500® Index or Underlying ETF at the time the call option is sold. The Fund's strategy may involve frequently buying and selling portfolio securities. There may be times when the Fund needs to sell securities when it would not otherwise do so in order to modify its portfolio to achieve its investment objectives or generate proceeds to settle an option position. The Fund will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. In order to reduce or eliminate the portion of the distribution characterized as return of capital, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets. The desired result of such transactions would be to change the tax character of certain distributions from the Fund from return of capital to taxable dividends, thus accelerating the tax liability for current shareholders. Additionally, such transactions may cause the Fund to incur additional brokerage costs. As of January 30, 2026, the Fund expects to have significant investments in information technology companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund expects to have significant investments in information technology companies, although this may change from time to time.